Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Sub-total	$ 28,458	$ 27,638
Less: accumulated depreciation	(24,788)	(24,028)
Property and equipment, net	3,670	3,610
Furniture and Fixtures [Member]
Schedule of Property and Equipment [Line Items]
Sub-total	4,347	4,371
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Sub-total	8,503	7,575
Computers Equipment [Member]
Schedule of Property and Equipment [Line Items]
Sub-total	$ 15,608	$ 15,692